Share Capital - Summary of Assumptions Used Following Black-Scholes Option Pricing Model to Establish Fair Value of Options (Details) - Employees	12 Months Ended
	Mar. 31, 2018 CAD ($) Year	Mar. 31, 2017 CAD ($) Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.54%
Expected annualized volatility	64.00%
Expected forfeiture rate	11.00%	7.00%
Expected dividend yield
Weighted average fair value at measurement date, share options granted	$ 8.88
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate		0.50%
Expected life of options (years) | Year	3	1
Expected annualized volatility		55.00%
Weighted average fair value at measurement date, share options granted		$ 0.20
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate		1.94%
Expected life of options (years) | Year	5	6
Expected annualized volatility		70.00%
Weighted average fair value at measurement date, share options granted		$ 6.09